Related parties (Tables)	9 Months Ended
Sep. 30, 2021
Related Party [Abstract]
Key Management Compensation
The compensation of key management is shown below:

	Three months ended September 30,		Nine months ended September 30,
(in KUSD)	2021	2020	2021	2020
Salaries and other short-term employee costs	2,279	1,936	6,280	5,190
Pension costs	98	106	338	362
Share-based compensation expense	6,448	3,648	20,269	11,247
Other compensation	12	9	34	92
Total	8,837	5,699	26,921	16,891